Assets pledged, collateral received and assets transferred - Disclosure of recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 233,617	£ 247,018
Associated liabilities	(118,697)	(121,751)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	7,402	7,997
Associated liabilities	(929)	(1,575)
Transferred assets, fair value	7,458	8,560
Associated liabilities, fair value	(933)	(1,579)
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	5,834	7,697
Associated liabilities	(5,583)	(7,271)
Other | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	5,879	6,575
Associated liabilities	(929)	(1,575)
Transferred assets, fair value	5,935	7,158
Associated liabilities, fair value	(933)	(1,579)
Net position	£ 5,002	£ 5,579